SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS	6 Months Ended
Jun. 30, 2014
SCHEDULE II-VALUATION AND QUALIFYING ACCOUNTS

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

(in thousands)	Balance at Beginning of Period	Credited/ Charged to Net Income	Balance Acquired	Charges Utilized/ Write-Offs	Balance at End of Period
Allowances for Doubtful Accounts and Authorized Credits
Year ended December 31, 2011	892	521	—	(1,192)	221
Year ended December 31, 2012	221	805	335	(542)	819
Year ended December 31, 2013	819	839	—	(793)	865
Six months ended June 30, 2014 (unaudited)	865	154	—	(788)	231

Tax Valuation Allowance
Year ended December 31, 2011	400	31	—	—	431
Year ended December 31, 2012	431	(18)	1,399	(265)	1,547
Year ended December 31, 2013	1,547	2,451	1,196	—	5,194
Six months ended June 30, 2014 (unaudited)	5,194	—	—	—	5,194